Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Reclassification between other reserves and retained earnings related to unwinding of expired share options	$ 503
Malaysia LNG Tiga Sdn Bhd [Member]
Transfer from other comprehensive income	617
Canadian Natural Resources Limited [Member]
Transfer from other comprehensive income	481
Other Reserves [Member]
Transfer from other comprehensive income	(971)	[1]
Impact of adoption of IFRS 2	172
Retained Earnings [Member]
Transfer from other comprehensive income	971	[1]
Impact of adoption of IFRS 2	$ 125

[1]	The transfer mainly relates to the sale of Shell’s shareholding in Malaysia LNG Tiga Sendirian Berhad ($617 million) and the sale of shares in Canadian Natural Resources Limited ($481 million) (see Note 22).